Derivatives and hedge accounting - Net investment hedge accounting - impact on statement of profit or loss and other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investment in foreign operations
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period	€ 295	€ (183)
Carrying amount net investment hedge reserve at the end of the reporting period	(95)	123
Hedged item affected statement of profit or loss
Change in value of hedging instrument recognised in OCI	(295)	183
Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)
Discontinued hedges
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Change in value of hedged item used for calculating hedge ineffectiveness for the period
Carrying amount net investment hedge reserve at the end of the reporting period	302	263
Hedged item affected statement of profit or loss
Change in value of hedging instrument recognised in OCI
Hedge ineffectiveness recognised in the statement of profit or loss, gain (+) / loss (-)